Intangible Assets - Schedule of Goodwill (Details) - USD ($)	May 31, 2020	May 31, 2019
Goodwill	$ 5,155,141	$ 4,456,250
The Simplicity Esports, LLC [Member]
Goodwill	4,456,250	4,456,250
PLAYLive Nation, Inc [Member]
Goodwill	$ 698,891